Note 10 - Subsequent Events	6 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE
10.
SUBSEQUENT EVENTS

     On
October
17,
2018
we announced that our Board had declared a quarterly cash dividend of
$1.00
per share of Common Stock to be paid
November
30,
2018
to shareholders of record as of the close of business
October
29,
2018
.